Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Tactical Dividend Income Fund
Class Name	Class A
Trading Symbol	CFLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Tactical Dividend Income Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$137	1.18%
[1]
Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of ClearBridge Tactical Dividend Income Fund returned 31.47%. The Fund compares its performance to the Dow Jones U.S. Select Dividend Index and the Composite Benchmark¹, which returned 34.25% and 30.25%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Broadcom, which develops semiconductors and software for a range of communications applications, rose on positive sentiment for artificial intelligence (AI) semiconductor demand and the expanding market for Broadcom’s AI-specific chips.

↑
Blackstone, an alternative asset manager, rose as a pivoting U.S. Federal Reserve moved to initiate rate cuts in 2024, a positive for economically sensitive financials stocks such as Blackstone, whose credit and real estate portfolios stood to benefit.

↑
Energy Transfer, a midstream energy company, performed well due to strong execution, an improving natural gas price outlook and growing acknowledgment midstream infrastructure plays a key role to back up renewable power as AI demand grows.

Top detractors from performance:
↓	Marvell Technology, a semiconductor company, traded down in sympathy with the IT sector as AI-related semiconductor companies pulled back in the second and early third quarters.
↓
ASML, which makes semiconductor capital equipment, underperformed in a broad pullback in semiconductor stocks following a strong start to the year driven by AI excitement. ASML has also faced concerns that capital expenditures cuts at Intel and some weak spending from Chinese customers could pressure 2025 results.

↓	Lineage, a cold storage REIT, had its initial public offering in July, following which shares were volatile as the stock began to be covered by the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	31.47	10.62	7.12
Class A (with sales charge)	24.23	9.32	6.49
Russell 3000 Index	37.86	14.60	12.44
Dow Jones U.S. Select Dividend Index	34.25	10.19	9.83
Composite Benchmark[1]	30.25	10.41	7.27
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 368,399,922
Holdings Count | $ / shares	72	[3]
Advisory Fees Paid, Amount	$ 2,571,220
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$368,399,922
Total Number of Portfolio Holdings*	72
Total Management Fee Paid	$2,571,220
Portfolio Turnover Rate	59%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Tactical Dividend Income Fund
Class Name	Class C
Trading Symbol	SMDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Tactical Dividend Income Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$221	1.92%
[4]
Expenses Paid, Amount	$ 221
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of ClearBridge Tactical Dividend Income Fund returned 30.49%. The Fund compares its performance to the Dow Jones U.S. Select Dividend Index and the Composite Benchmark¹, which returned 34.25% and 30.25%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Broadcom, which develops semiconductors and software for a range of communications applications, rose on positive sentiment for artificial intelligence (AI) semiconductor demand and the expanding market for Broadcom’s AI-specific chips.

↑
Blackstone, an alternative asset manager, rose as a pivoting U.S. Federal Reserve moved to initiate rate cuts in 2024, a positive for economically sensitive financials stocks such as Blackstone, whose credit and real estate portfolios stood to benefit.

↑
Energy Transfer, a midstream energy company, performed well due to strong execution, an improving natural gas price outlook and growing acknowledgment midstream infrastructure plays a key role to back up renewable power as AI demand grows.

Top detractors from performance:
↓	Marvell Technology, a semiconductor company, traded down in sympathy with the IT sector as AI-related semiconductor companies pulled back in the second and early third quarters.
↓
ASML, which makes semiconductor capital equipment, underperformed in a broad pullback in semiconductor stocks following a strong start to the year driven by AI excitement. ASML has also faced concerns that capital expenditures cuts at Intel and some weak spending from Chinese customers could pressure 2025 results.

↓	Lineage, a cold storage REIT, had its initial public offering in July, following which shares were volatile as the stock began to be covered by the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	30.49	9.82	6.33
Class C (with sales charge)	29.49	9.82	6.33
Russell 3000 Index	37.86	14.60	12.44
Dow Jones U.S. Select Dividend Index	34.25	10.19	9.83
Composite Benchmark[1]	30.25	10.41	7.27
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 368,399,922
Holdings Count | $ / shares	72	[6]
Advisory Fees Paid, Amount	$ 2,571,220
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$368,399,922
Total Number of Portfolio Holdings*	72
Total Management Fee Paid	$2,571,220
Portfolio Turnover Rate	59%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Tactical Dividend Income Fund
Class Name	Class I
Trading Symbol	LADIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Tactical Dividend Income Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$109	0.94%
[7]
Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class I shares of ClearBridge Tactical Dividend Income Fund returned 31.74%. The Fund compares its performance to the Dow Jones U.S. Select Dividend Index and the Composite Benchmark¹, which returned 34.25% and 30.25%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Broadcom, which develops semiconductors and software for a range of communications applications, rose on positive sentiment for artificial intelligence (AI) semiconductor demand and the expanding market for Broadcom’s AI-specific chips.

↑
Blackstone, an alternative asset manager, rose as a pivoting U.S. Federal Reserve moved to initiate rate cuts in 2024, a positive for economically sensitive financials stocks such as Blackstone, whose credit and real estate portfolios stood to benefit.

↑
Energy Transfer, a midstream energy company, performed well due to strong execution, an improving natural gas price outlook and growing acknowledgment midstream infrastructure plays a key role to back up renewable power as AI demand grows.

Top detractors from performance:
↓	Marvell Technology, a semiconductor company, traded down in sympathy with the IT sector as AI-related semiconductor companies pulled back in the second and early third quarters.
↓
ASML, which makes semiconductor capital equipment, underperformed in a broad pullback in semiconductor stocks following a strong start to the year driven by AI excitement. ASML has also faced concerns that capital expenditures cuts at Intel and some weak spending from Chinese customers could pressure 2025 results.

↓	Lineage, a cold storage REIT, had its initial public offering in July, following which shares were volatile as the stock began to be covered by the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class I	31.74	10.90	7.39
Russell 3000 Index	37.86	14.60	12.44
Dow Jones U.S. Select Dividend Index	34.25	10.19	9.83
Composite Benchmark[1]	30.25	10.41	7.27
[8]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 368,399,922
Holdings Count | $ / shares	72	[9]
Advisory Fees Paid, Amount	$ 2,571,220
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$368,399,922
Total Number of Portfolio Holdings*	72
Total Management Fee Paid	$2,571,220
Portfolio Turnover Rate	59%
[9]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Tactical Dividend Income Fund
Class Name	Class IS
Trading Symbol	LCBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Tactical Dividend Income Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$97	0.84%
[10]
Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class IS shares of ClearBridge Tactical Dividend Income Fund returned 31.89%. The Fund compares its performance to the Dow Jones U.S. Select Dividend Index and the Composite Benchmark¹, which returned 34.25% and 30.25%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Broadcom, which develops semiconductors and software for a range of communications applications, rose on positive sentiment for artificial intelligence (AI) semiconductor demand and the expanding market for Broadcom’s AI-specific chips.

↑
Blackstone, an alternative asset manager, rose as a pivoting U.S. Federal Reserve moved to initiate rate cuts in 2024, a positive for economically sensitive financials stocks such as Blackstone, whose credit and real estate portfolios stood to benefit.

↑
Energy Transfer, a midstream energy company, performed well due to strong execution, an improving natural gas price outlook and growing acknowledgment midstream infrastructure plays a key role to back up renewable power as AI demand grows.

Top detractors from performance:
↓	Marvell Technology, a semiconductor company, traded down in sympathy with the IT sector as AI-related semiconductor companies pulled back in the second and early third quarters.
↓
ASML, which makes semiconductor capital equipment, underperformed in a broad pullback in semiconductor stocks following a strong start to the year driven by AI excitement. ASML has also faced concerns that capital expenditures cuts at Intel and some weak spending from Chinese customers could pressure 2025 results.

↓	Lineage, a cold storage REIT, had its initial public offering in July, following which shares were volatile as the stock began to be covered by the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class IS	31.89	11.01	7.44
Russell 3000 Index	37.86	14.60	12.44
Dow Jones U.S. Select Dividend Index	34.25	10.19	9.83
Composite Benchmark[1]	30.25	10.41	7.27
[11]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 368,399,922
Holdings Count | $ / shares	72	[12]
Advisory Fees Paid, Amount	$ 2,571,220
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$368,399,922
Total Number of Portfolio Holdings*	72
Total Management Fee Paid	$2,571,220
Portfolio Turnover Rate	59%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
1	The Fund’s Composite Benchmark is a representation of the performance of the major asset classes in which the Fund may typically invest, consisting of 60% Russell 3000 Value Index, 20% Alerian MLP Index and 20% MSCI US REIT Index.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
1	The Fund’s Composite Benchmark is a representation of the performance of the major asset classes in which the Fund may typically invest, consisting of 60% Russell 3000 Value Index, 20% Alerian MLP Index and 20% MSCI US REIT Index.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
1	The Fund’s Composite Benchmark is a representation of the performance of the major asset classes in which the Fund may typically invest, consisting of 60% Russell 3000 Value Index, 20% Alerian MLP Index and 20% MSCI US REIT Index.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
1	The Fund’s Composite Benchmark is a representation of the performance of the major asset classes in which the Fund may typically invest, consisting of 60% Russell 3000 Value Index, 20% Alerian MLP Index and 20% MSCI US REIT Index.

[12]
*	Does not include derivatives, except purchased options, if any.